Other Assets and Other Financial Assets - Other Non-Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Miscellaneous assets [abstract]
Agreement with customers		$ 731	$ 953
Long term prepaid advertising expenses		333	341
Guarantee deposits		2,009	2,407
Prepaid bonuses		239	226
Advances to acquire property, plant and equipment		184	203
Recoverable taxes		1,701	2,111
Indemnifiable assets from business combinations		1,609	2,948
Others		720	1,343
Total other assets	$ 379	$ 7,526	$ 10,532